Earnings Per Share - Reconciles Numerators with Denominators of Basic Earnings Per Share with Diluted Earnings (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator for Earnings per Common Share-Basic:
Net income	$ 14,660	$ 11,859	$ 12,247	$ 14,103	$ 12,330	$ 9,524	$ 12,595	$ 8,600	$ 3,480	$ 43,414	$ 38,680	$ 50,539	$ 34,200	$ 47,264
Less: Preferred stock dividends and discount amortization														7,611
Less: Income allocated to participating shares	51		33							115	114	147	126	130
Net Income Allocated to Common Shareholders	14,609		12,214							43,299	38,566	50,392	34,074	39,523
Numerator for Earnings per Common Share-Diluted:
Net income	14,660	11,859	12,247	14,103	12,330	9,524	12,595	8,600	3,480	43,414	38,680	50,539	34,200	47,264
Less: Preferred stock dividends and discount amortization														7,611
Net Income Available to Common Shareholders	$ 14,660		$ 12,247							$ 43,414	$ 38,680	$ 50,539	$ 34,200	$ 39,653
Denominators:
Weighted Average Common Shares Outstanding-Basic	29,693,417		29,658,065							29,679,623	29,644,646	29,647,231	28,976,619	27,966,981
Add: Dilutive potential common shares	21,195		27,535							25,732	35,132	35,322	32,261	23,169
Denominator for Treasury Stock Method-Diluted	29,714,612		29,685,600							29,705,355	29,679,778	29,682,553	29,008,880	27,990,150
Weighted Average Common Shares Outstanding-Basic	29,693,417		29,658,065							29,679,623	29,644,646	29,647,231	28,976,619	27,966,981
Add: Average participating shares outstanding	102,980		80,240							78,835	87,725	86,490	107,274	92,212
Denominator for Two-Class Method-Diluted	29,796,397		29,738,305							29,758,458	29,732,371	29,733,721	29,083,893	28,059,193
Earnings per common share-basic	$ 0.49		$ 0.41							$ 1.46	$ 1.30	$ 1.70	$ 1.18	$ 1.41
Earnings per common share-diluted	$ 0.49	$ 0.40	$ 0.41	$ 0.47	$ 0.41	$ 0.32	$ 0.43	$ 0.30	$ 0.12	$ 1.46	$ 1.30	$ 1.70	$ 1.18	$ 1.41
Warrants [Member]
Denominators:
Anti-dilutive excluded from dilutive potential common shares	517,012		517,012							517,012	517,012	517,012	517,012	517,012
Stock Options [Member]
Denominators:
Anti-dilutive excluded from dilutive potential common shares	427,362		612,768							428,233	632,481	619,418	747,443	757,580
Restricted Stock [Member]
Denominators:
Anti-dilutive excluded from dilutive potential common shares	81,785		52,705							53,103	52,593	51,169	75,012	69,043